Debt and Credit Facilities - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder of 2023	$ 0
2024	0	$ 0
2025	0	1,754,224
2026	0	0
2027	0	0
2027		1,000,000
Thereafter	1,789,086
Total	$ 1,789,086	$ 2,754,224	$ 1,865,234